Subordinated liabilities	12 Months Ended
Dec. 31, 2021
Subordinated liabilities
Subordinated liabilities

20 Subordinated liabilities

Subordinated liabilities are debt securities that, in the event of winding up or bankruptcy, rank below other liabilities for interest payments and repayment. The subordinated liabilities presented in the note are classified as designated at fair value and amortised cost.

For accounting policy information see Accounting policies notes 10 and 14.

	2021	2020
	£m	£m
Dated loan capital	8,051	8,530
Undated loan capital	259	1,287
Preference shares	119	145
	8,429	9,962

Certain preference shares issued by the company are classified as liabilities; these securities remain subject to the capital maintenance rules of the Companies Act 2006.

	Capital	2021	2020
New issue	treatment	£m	£m
NatWest Group plc
£1,000 million 3.622% dated notes 2030 (callable between May 2025 to August 2025)	Tier 2	—	996
US$850 million 3.032% dated notes 2035 (callable November 2030)	Tier 2	—	634
£1000 million 2.105% dated notes 2031 (callable between August 2026 to November 2026)	Tier 2	996	—
€750 million 1.043% dated notes 2032 (callable between June 2027 to September 2027)	Tier 2	638	—
		1,634	1,630

Redemptions
NatWest Group plc
US$2,250 million 6.13% dated notes 2022 (partial redemption)	Tier 2	226	499
US$1,000 million 6.10% dated notes 2023 (partial redemption)	Tier 2	57	358
US$2,000 million 7.5% dated notes 2020	Tier 2	—	1,528
US$762 million 7.648% undated notes (partial redemption)	Ineligible	45	497
US$106 million floating rate undated notes (callable on any interest payment date)	Ineligible	77	—
US$2,650 million 8.625% dated notes 2021 (callable August 2021) (1)	Tier 2	1,914	—
US$2,250 million 5.125% dated notes 2024 (partial redemption)	Tier 2	729	—
US$2,000 million 6% dated notes 2023 (partial redemption)	Tier 2	436	—
		3,484	2,882

NatWest Markets Plc
US$125.6 million floating rate notes 2020	Tier 2	—	97
€145.6 million floating rate dated notes 2023 (partial redemption)	Tier 2	20	—
£31 million 7.38% notes (partial redemption)	Tier 2	29	—
£19 million 5.63% notes (partial redemption)	Tier 2	20	—
		69	97

National Westminister Bank Plc
£300 million 6.5% subordinated notes 2021 (not callable)	Tier 2	300	—
€10 million floating rate notes (callable quarterly)	Upper Tier 2	9	—
€178 million floating rate notes (callable quarterly)	Upper Tier 2	152	—
US$193 million floating rate notes (callable semi-annually)	Upper Tier 2	138	—
US$229 million floating rate notes (callable semi-annually)	Upper Tier 2	167	—
US$285 million floating rate notes (callable semi-annually)	Upper Tier 2	201	—
£35 million 11.5% notes (callable December 2022) (partial redemption)	Upper Tier 2	3	—
£140 million 9% cumulative preference shares of £1 (not callable)	Tier 1	24	—
		994	—

NWM N.V. and subsidiaries
US$650 million 6.425% dated notes 2043 (partial redemption)	Ineligible	73	187
€15 million 6.00% notes 2020	Tier 2	—	11
		73	198

(1)	In July 2021, paid in equity reclassified to liabilities as the result of a call in August 2021 of US$2.65 billion AT1 capital notes which were subsequently redeemed in August 2021.